Acquisitions - Summary of Preliminary Estimated Fair Values of Assets Acquired and Liabilities Assumed (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Mar. 22, 2018	Dec. 31, 2017	Dec. 04, 2017	Oct. 02, 2017	Apr. 05, 2017	Mar. 13, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 2,412,554		$ 2,460,103					$ 2,078,765
Annax
Business Acquisition [Line Items]
Current assets		$ 34,036
Property, plant & equipment		674
Goodwill		14,301
Other intangible assets		23,998
Total assets acquired		73,009
Total liabilities assumed		(44,345)
Net assets acquired		$ 28,664
Melett
Business Acquisition [Line Items]
Current assets				$ 35,258
Property, plant & equipment				5,917
Goodwill				25,732
Other intangible assets				30,479
Total assets acquired				97,386
Total liabilities assumed				(25,493)
Net assets acquired				$ 71,893
AM General
Business Acquisition [Line Items]
Current assets					$ 6,610
Property, plant & equipment					4,140
Goodwill					12,944
Other intangible assets					12,097
Total assets acquired					35,791
Total liabilities assumed					(25,375)
Net assets acquired					$ 10,416
TTC
Business Acquisition [Line Items]
Current assets						$ 3,744
Property, plant & equipment						5,413
Goodwill						14,095
Other intangible assets						12,300
Total assets acquired						35,552
Total liabilities assumed						(3,041)
Net assets acquired						$ 32,511
ATP
Business Acquisition [Line Items]
Current assets							$ 11,666
Property, plant & equipment							5,354
Goodwill							29,034
Other intangible assets							25,000
Total assets acquired							71,054
Total liabilities assumed							(5,800)
Net assets acquired							$ 65,254